UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10541

                    Oppenheimer Tremont Opportunity Fund, LLC
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                                      (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                        Date of fiscal year end: March 31

                Date of reporting period:  April 1, 2004 - September 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and redemption fees, if any; and (2) ongoing costs, including management fees; investor servicing; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads) or redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                BEGINNING        ENDING           EXPENSES PAID DURING
                ACCOUNT VALUE    ACCOUNT VALUE    6 MONTHS ENDED
                (4/1/04)         (9/30/04)        SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
Actual          $1,000.00        $  999.88        $11.60
--------------------------------------------------------------------------------
Hypothetical     1,000.00         1,024.88         11.75

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio for the 6-month period ended September 30, 2004 was 2.32%.


                  6 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF INVESTMENTS  September 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                     % OF                                  % OF
                                               INVESTMENT                        FAIR   MEMBERS'                     ACQUISITION
                                                FUND HELD          COST         VALUE    CAPITAL      LIQUIDITY 1         DATE 2
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Advent Convertible Arbitrage Fund, L.P.               0.5%  $ 4,875,000    $5,013,454        6.4%     Quarterly      04/03-06/04

---------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Avenue Investments, L.P.                              0.6     1,621,000     2,351,429        3.0      Annually       01/02-05/02
Blue Mountain Credit Alternatives Fund L.P.           0.2     4,000,000     4,004,187        5.2      Monthly        07/04-09/04
Chatham Asset Partners High Yield Fund, L.P.          0.6     4,700,000     4,923,811        6.3      Quarterly            02/04
                                                            -------------------------------------
TOTAL EVENT DRIVEN                                           10,321,000    11,279,427       14.5

---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                  0.2     3,475,000     4,190,854        5.4      Quarterly      06/03-08/03
Oak Hill CCF Partners, L.P.                           0.3     3,370,000     3,765,245        4.8      Monthly        01/02-12/03
                                                            -------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                  6,845,000     7,956,099       10.2

---------------------------------------------------------------------------------------------------------------------------------
GLOBAL MACRO
Epoch Capital Partners, L.P.                          0.4     4,216,000     4,222,186        5.4      Annually       01/02-10/03
OLEA Global Partners L.P.                             0.5     4,100,000     4,001,869        5.1      Monthly        08/04-09/04
Vega Feeder Fund Limited                              0.1     4,129,360     4,730,838        6.1      Monthly        01/03-03/04
                                                            -------------------------------------
TOTAL GLOBAL MACRO                                           12,445,360    12,954,893       16.6

---------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Highline Capital Partners (QP), LP                    3.0     4,200,000     4,529,085        5.8      Quarterly      11/03-12/03
Hunter Global Investors Fund I, L.P.                  1.4     3,875,000     4,423,728        5.7      Quarterly      05/03-10/03
JANA Partners Qualified L.P.                          0.3     4,700,000     4,830,823        6.2      Quarterly            06/04
North Sound Legacy Institutional Fund LLC             0.6     4,000,000     3,927,727        5.0      Quarterly            07/04
Rx Healthcare Partners II, L.P.                       2.0     4,000,000     4,010,918        5.2      Quarterly      02/04-03/04
Standard Global Equity Partners SA, L.P.              0.9     3,500,000     3,592,127        4.6      Annually             01/04
Whitney New Japan Partners, L.P.                      0.7     3,495,000     5,179,659        6.7      Quarterly      01/02-08/03
                                                            -------------------------------------
TOTAL LONG/SHORT EQUITY                                      27,770,000    30,494,067       39.2

---------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
Sagamore Hill Partners L.P.                           0.2     5,092,000     5,567,765        7.2      Quarterly      01/02-03/04
Stark Investments, L.P.                               0.3     4,500,000     4,595,596        5.9      Annually       01/04-02/04
                                                            -------------------------------------
TOTAL MULTI-STRATEGY                                          9,592,000    10,163,361       13.1
                                                            -------------------------------------

Total Investments in Investment Funds                        71,848,360    77,861,301      100.0

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity Funds--
Institutional--TempCash (4,264,193 shares)                    4,264,193     4,264,193        5.5
BlackRock Liquidity Funds--
Institutional--Temp Fund (4,264,192 shares)                   4,264,192     4,264,192        5.4
                                                            -------------------------------------
Total Investments in Short-Term Investments                   8,528,385     8,528,385       10.9
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
SHORT-TERM INVESTMENTS                                      $80,376,745    86,389,686      110.9
                                                            ===========
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (8,491,069)     (10.9)
                                                                          -----------------------
MEMBERS' CAPITAL                                                          $77,898,617      100.0%
                                                                          =======================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  7 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL  Unaudited
--------------------------------------------------------------------------------

September 30, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments in investment funds, at fair value (cost $71,848,360)    $77,861,301
--------------------------------------------------------------------------------
Cash and cash equivalents (cost $8,528,385 )                           8,528,385
--------------------------------------------------------------------------------
Receivable and other assets:
Investment funds sold                                                    534,644
Other assets                                                              31,270
                                                                     -----------
Total assets                                                          86,955,600

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables:
Member redemptions                                                     8,590,168
Management fee                                                           171,563
Accounting and investor processing fees                                   94,401
Investor servicing fee                                                    74,576
Administration fee                                                        35,741
Professional fees                                                         26,036
Board of Managers' fees and expenses                                         805
Miscellaneous                                                             63,693
                                                                     -----------
Total liabilities                                                      9,056,983

--------------------------------------------------------------------------------
NET ASSETS                                                           $77,898,617
                                                                     ===========

--------------------------------------------------------------------------------
MEMBERS' CAPITAL
--------------------------------------------------------------------------------
Represented by:
Net capital contributions                                            $71,885,676
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             6,012,941
                                                                     -----------
TOTAL MEMBERS' CAPITAL                                               $77,898,617
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 8 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $    17,398

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fee                                                          474,271
--------------------------------------------------------------------------------
Investor servicing fee                                                  139,805
--------------------------------------------------------------------------------
Administration fee                                                       98,827
--------------------------------------------------------------------------------
Accounting and investor processing fees                                  72,881
--------------------------------------------------------------------------------
Professional fees                                                        31,227
--------------------------------------------------------------------------------
Custodian fee                                                             6,370
--------------------------------------------------------------------------------
Board of Managers' fees and expenses                                      4,919
--------------------------------------------------------------------------------
Miscellaneous                                                            55,113
                                                                    ------------
Total expenses                                                          883,413

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (866,015)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments                                        573,836
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   (718,787)

--------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS          $(1,010,966)
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 9 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL  Unaudited
--------------------------------------------------------------------------------

                                                                       SPECIAL ADVISORY
                                                                                ACCOUNT          MEMBERS            TOTAL
--------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT MARCH 31, 2003                                         $         --     $ 36,614,574     $ 36,614,574
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                                  --       (1,245,374)      (1,245,374)
Net realized gain on investments                                                     --        2,530,657        2,530,657
Net change in unrealized appreciation on investments                                 --        4,354,251        4,354,251
                                                                           -----------------------------------------------
Net increase in members' capital resulting from operations                           --        5,369,534        5,369,534

--------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from member subscriptions 1                                                 --       32,517,075       32,517,075
Payments for member redemptions                                                (138,577)      (7,535,077)      (7,673,654)
Reallocation of incentive allocation                                            138,577         (138,577)              --
                                                                           -----------------------------------------------
Net increase in members' capital resulting from capital transactions                 --       24,843,421       24,843,421
                                                                           -----------------------------------------------
Total increase in members' capital                                                   --       30,482,955       30,482,955
                                                                           -----------------------------------------------
MEMBERS' CAPITAL AT MARCH 31, 2004                                         $         --     $ 67,097,529     $ 67,097,529
                                                                           ===============================================

--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                                  --         (866,015)        (866,015)
Net realized gain on investments                                                     --          573,836          573,836
Net change in unrealized appreciation on investments                                 --         (718,787)        (718,787)
                                                                           -----------------------------------------------
Net decrease in members' capital resulting from operations                           --       (1,010,966)      (1,010,966)

--------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from member subscriptions                                                   --       20,402,222       20,402,222
Payments for member redemptions                                                      --       (8,590,168)      (8,590,168)
                                                                           -----------------------------------------------
Net increase in members' capital resulting from capital transactions                 --       11,812,054       11,812,054
                                                                           -----------------------------------------------
otal increase in members' capital                                                    --       10,801,088       10,801,088
                                                                           -----------------------------------------------
MEMBERS' CAPITAL AT SEPTEMBER 30, 2004                                     $         --     $ 77,898,617     $ 77,898,617
                                                                           ===============================================


1. Includes redemption fees received of $4,240 during the year ended March 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 10 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENTS OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2004
------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------------------------
Net decrease in members' capital resulting from operations                               $ (1,010,966)
------------------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in members' capital from operations to net cash used in operating activities:
Net realized gain on investments                                                             (573,836)
Net change in unrealized appreciation on investments                                          718,787
Purchases of investments                                                                  (17,600,000)
Proceeds from sales of investments                                                         10,787,082
Decrease in receivable from investment funds sold                                             215,055
Decrease in other assets                                                                        4,022
Increase in management fee payable                                                             97,134
Increase in investor servicing fee payable                                                     22,031
Decrease in professional fees payable                                                         (23,829)
Increase in accounting and investor processing fees payable                                    68,849
Increase in administration fee payable                                                         20,242
Increase in Board of Managers' fees and expenses payable                                          260
Increase in miscellaneous payable                                                              61,044
                                                                                         -------------
Net cash used in operating activities                                                      (7,214,125)

------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------------------------
Proceeds from member subscriptions                                                         20,402,222
Payments for member redemptions                                                            (7,228,026)
                                                                                         -------------
Net cash provided by financing activities                                                  13,174,196

------------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents                                                   5,960,071
------------------------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of year                                              2,568,314
                                                                                         -------------
Cash and cash equivalents at end of year                                                 $  8,528,385
                                                                                         =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                 11 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           SIX MONTHS                                          YEAR
                                                                ENDED                                         ENDED
                                                   SEPTEMBER 30, 2004                                     MARCH 31,
                                                          (UNAUDITED)           2004            2003         2002 1
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (1.20)%         11.19%           3.15%          1.24%
-----------------------------------------------------------------------------------------------------------------------
Incentive allocation                                            0.00           (0.35)           0.00           0.00
                                                           ------------------------------------------------------------
Total return of net incentive allocation 2                     (1.20)%         10.84%           3.15%          1.24%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Members' capital, end of period (in thousands)               $77,899         $67,098         $36,615        $25,808
-----------------------------------------------------------------------------------------------------------------------
Ratios to average members' capital: 3
Net investment loss 4                                          (2.27) 5        (2.22)%         (2.11)%        (2.45)% 5
-----------------------------------------------------------------------------------------------------------------------
Total expenses                                                  2.32% 5         2.28%           2.16%          2.48% 5
Incentive allocation                                            0.00%           0.25%           0.00%          0.00%
-----------------------------------------------------------------------------------------------------------------------
Total expenses and incentive allocation                         2.32% 5         2.53%           2.16%          2.48% 5
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 6                                         14%             36%             29%             0%

1. For the period from January 2, 2002 (commencement of operations) to March 31, 2002.

2. Total return assumes a purchase of an interest in the Fund on the first day and a sale of that same interest on the last day of the period noted, after Incentive Allocation to the Special Advisory Member, if any, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

3. Ratios do not reflect the Fund's proportionate share of income and expenses of the Investment Funds.

4. Excludes impact of incentive allocation.

5. Annualized.

6. Represents the lesser of purchases or sales of investments in Investment Funds divided by the average fair value of investments in Investment Funds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION

Oppenheimer Tremont Opportunity Fund, LLC (the "Fund") is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek to generate consistently absolute returns over various market cycles. The Fund seeks to achieve this objective by allocating its assets for investment primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers that employ a wide range of specialized investment strategies. The Fund allocates its assets dynamically among a variety of alternative investment strategies that each individually offer the potential for attractive investment returns and are expected to blend together within the Fund's portfolio to limit the Fund's overall investment exposure to general trends in equity, debt and other markets.

      OppenheimerFunds, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Fund's Board of Managers (the "Board"), pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board and Members, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

      Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been retained to serve as the Fund's Investment Manager and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

      The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. The Adviser and the Investment Manager are registered as investment advisers under the Investment Advisers Act of 1940, as amended.

      Generally, initial and additional applications for interests ("Interests") by eligible investors may be accepted as of the first day of each month based on the Fund's net asset value. The Fund reserves the right to reject any applications for Interests in the Fund.

The Fund from time to time may offer to repurchase outstanding Interests based on the Fund's net asset value pursuant to written tenders from Members. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion; and will be offered to repurchase at a specified dollar amount of outstanding Interests. Generally, the Fund will offer to repurchase interests, twice each year, as of the last business day of March and September. A redemption fee payable to the Fund in the amount of 1.00% of the net asset value of an Interest (or portion of an Interest) repurchased by the Fund applies if the Interest is repurchased less than one year after the Member's initial investment in the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The Fund generally pays the value of the Interests or portions thereof repurchased approximately one month after the value of Interests to be repurchased is determined. If the entire Interest of a Member is repurchased, the Member receives an initial payment equal to 95% of the estimated value of the Interest and the balance due is determined and paid promptly after completion of the year end audit of the Fund. A Member's Interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole and absolute discretion.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


                 13 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES Continued

PORTFOLIO VALUATION. The net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to the Board's supervision.
In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

--------------------------------------------------------------------------------
INCOME RECOGNITION AND EXPENSES. Dividend income is recorded on the ex-dividend date. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation/depreciation on investments on the statement of operations. Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost. Realized gains or losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight-line basis.

      Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Fund of Interests or portions of Interests.

--------------------------------------------------------------------------------
INCOME TAXES. No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      At September 30, 2004, the Fund reclassified $866,015 and $573,836 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS. Cash and cash equivalents consist of monies invested in money market funds sponsored by BlackRock Institutional Management Corporation, an affiliate of PNC Bank, N.A., and are accounted for at net asset value. Dividends receivable from such funds are included in other assets on the statement of assets, liabilities and members' capital. The Fund treats all financial instruments that mature within three months as cash equivalents.


                 14 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

--------------------------------------------------------------------------------
RECLASSIFICATIONS. Certain of the amounts presented in the statement of changes in members' capital for the year ended March 31, 2003 have been reclassified to conform to the current year's presentation.

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administrative services to the Fund. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") computed at an annual rate of 1.20% of the Fund's net assets determined as of the last day of the month (before any repurchases of Interests or Incentive Allocation). The Adviser pays 50% of its fee to the Investment Manager. In consideration for such administration services, the Fund pays the Adviser a monthly administration fee (the "Administration Fee") computed at an annual rate of 0.25% of the Fund's net assets determined as of the last day of the month (before any repurchases of Interests or Incentive Allocation and the Management Fee). At September 30, 2004, $171,563 and $35,741 of the Management Fee and Administration Fee, respectively, were payable to the Adviser. For the six months ended September 30, 2004, the Management Fee and Administration Fee incurred by the Fund were $474,271 and $98,827, respectively.

      The Investment Manager has been designated by the Adviser as the special advisory member (the "Special Advisory Member") and is entitled to receive a performance-based allocation (the "Incentive Allocation") equal to 10% of net profits, if any, in excess of the preferred return (the "Preferred Return"). The Preferred Return is an amount determined by applying an annual percentage rate of 8% to the capital account balance of each Member as of the beginning of the fiscal period. The Incentive Allocation applies only to net profits for the applicable fiscal period that exceed both: (i) the Preferred Return for the calendar period; and (ii) any balance in a "Loss Recovery Account," as defined in the Fund's registration statement, established for each Member. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Special Advisory Member. The Incentive Allocation is debited from each Member's capital account and credited to the Special Advisory Account. Generally, the Incentive Allocation is made as of the end of each calendar year and upon the repurchase of any Member's Interest (or portion thereof). The Special Advisory Member may withdraw any Incentive Allocation credited to the Special Advisory Account at any time following the date on which the Incentive Allocation is made. For the six months ended September 30, 2004, the Special Advisory Member did not earn any Incentive Allocation.

      The Adviser's and Investment Manager's capital account balances at September 30, 2004 were $15,947,554 and $572,032, respectively. The Adviser's and Investment Manager's capital account balances at March 31, 2004 were $22,215,480 and $579,015, respectively. During the six months ended September 30, 2004, the Adviser redeemed $6,000,000 from its capital account.

      A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer plus a fee for each meeting attended. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. Any Board member who is an employee of the Adviser, or one of its affiliates, does not receive an annual fee from the Fund.

      PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund.

      PFPC Inc. ("PFPC") (also an affiliate of PNC Bank, N.A.) serves as accounting and investor processing agent to the Fund and in that capacity provides accounting, tax and Member related services. PFPC receives a monthly fee primarily based upon the average net assets of the Fund, subject to a minimum monthly fee. Additionally, the Fund reimburses all reasonable out of pocket expenses incurred by PFPC.

      Under the terms of an investor servicing agreement (the "Investor Servicing Agreement") between the Fund and OppenheimerFunds Distributor, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. Under the Investor Servicing Agreement, the Fund pays a fee to the Distributor to reimburse it for payments made to Investor Service Providers. This fee is paid quarterly and, with respect to each Investor Service Provider, shall not exceed the lesser of: (i) 0.50% (on an annualized basis) of the aggregate


                 15 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER Continued

value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of Interests or Incentive Allocation and the Management
Fee); or (ii) the Distributor's actual payments to the Investor Service Provider. The Distributor is entitled to reimbursement under the Investor Servicing Agreement for any payments it may make to any affiliated Investor Service Providers. At September 30, 2004, $74,576 was payable to the Distributor.

--------------------------------------------------------------------------------
4. INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2004, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/ general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Information related to each Investment Fund is included on the statement of investments. At September 30, 2004, the Fund had approximately 13.5% of capital invested in Investment Funds with lock-up provisions extending one year from September 30, 2004.

      For the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of Investment Funds were $17,600,000 and $10,787,082, respectively.

--------------------------------------------------------------------------------
5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENTS

Effective October 1, 2004 and November 1, 2004, the Fund received initial and additional contributions from Members of approximately $1,552,330 and $1,578,510, respectively.

--------------------------------------------------------------------------------
7. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Adviser and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Adviser charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and related future actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                16 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund invests primarily in investment partnerships and similar investment vehicles that are not voting securities. To the extent the Fund invests in voting securities, if any, it has adopted the Portfolio Proxy Voting Policies and Procedures of OppenheimerFunds, Inc. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 17 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENTS COMPANIES.

         Not applicable to semiannual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A)      EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B)      EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

(C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)(NOT APPLICABLE TO SEMIANNUAL REPORTS)